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                  VAN KAMPEN U.S. GOVERNMENT TRUST FOR INCOME

                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 26, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                GTI SPT SAI 8/01